OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      August 31, 2015

Date of reporting period:    November 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 6.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	8.125%	08/15/19	$1,025,000	$1,337,224
U.S. Treasury Notes	1.750%	05/15/23	420,000	408,909
U.S. Treasury Bonds	6.250%	08/15/23	575,000	767,580
U.S. Treasury Bonds	5.250%	02/15/29	1,500,000	1,998,164
Total U.S. Treasury Obligations (Cost $4,417,037)				$4,511,877

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.0%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$290,461

Federal Home Loan Bank - 3.6%
Federal Home Loan Bank	5.375%	05/15/19	750,000	871,919
Federal Home Loan Bank	2.125%	10/24/22	430,000	414,400
Federal Home Loan Bank	2.250%	12/21/22	550,000	545,262
Federal Home Loan Bank	2.125%	03/10/23	350,000	341,974
Federal Home Loan Bank	2.500%	05/08/24	325,000	318,002
				2,491,557

Total U.S. Government Agency Obligations (Cost $2,747,506)				$2,782,018

MORTGAGE-BACKED SECURITIES - 40.5%	Coupon	Maturity	Par Value	Value
Corporate - 31.9%
ABN AMRO Mortgage Corporation,
Series 2003-12-1A	5.000%	12/25/33	$457,584	$476,056
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	0.905%	11/25/50	279,821	280,036
American Home Mortgage Investment
Trust, Series 2004-3-5A (a)	2.068%	10/25/34	167,496	167,218
American Home Mortgage Investment
Trust, Series 2004-4-3A (a)	0.455%	02/25/45	763,067	760,079
Bank of America Funding Corporation,
Series 2005-E 4A1 (a)	2.686%	03/20/35	257,184	257,186
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (b)	6.159%	04/28/36	750,000	751,767

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 31.9% (Continued)
BCAP, LLC Trust,
144A, Series 2009-RR2-A1 (a)	2.783%	01/21/38	$110,198	$110,713
Centex Home Equity Loan Trust,
Series 2004-D-AF6 (b)	4.670%	09/25/34	206,495	214,066
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-6A1 (a)	0.405%	07/25/36	60,921	59,739
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	0.505%	05/25/37	173,503	170,901
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	1.355%	11/25/34	690,590	687,860
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	5.500%	11/27/17	31,991	32,793
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	5.000%	11/25/18	608,713	619,209
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	5.250%	08/25/33	122,588	124,921
Countrywide Home Loans, Inc.,
Series 2003-49-A9 (a)	2.425%	12/19/33	357,409	364,153
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	5.514%	05/26/37	68,840	70,901
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	2.054%	06/26/37	116,639	117,114
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	245,531	262,551
CS First Boston Mortgage Securities
Company, Series 2002-AR31-4A2 (a)	2.595%	11/25/32	500,000	489,378
CS First Boston Mortgage Securities
Company, Series 2003-11-1A31	5.500%	06/25/33	196,959	204,443
FRS, LLC,
144A, Series 2013-1A-A1	1.800%	04/15/43	361,969	359,118
Goldman Sachs Mortgage Securities Trust,
144A, Series 2005-SEA2-A1 (a)	0.505%	01/25/45	337,257	329,937
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.815%	12/25/34	327,976	319,353
HarborView Mortgage Loan Trust,
Series 2003-1-A (a)	2.483%	05/19/33	362,427	363,186
Impac CMB Trust,
Series 2004-10-4A2 (a)	1.095%	03/25/35	456,858	433,535

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 31.9% (Continued)
Impac CMB Trust,
Series 2005-4-2A1 (a)	0.455%	05/25/35	$129,618	$128,557
Impac CMB Trust,
Series 2007-A-A (a)	0.405%	05/25/37	1,035,173	992,734
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	5.199%	08/25/33	160,447	167,133
JPMorgan Mortgage Trust,
Series 2004-A3-SF3 (a)	2.073%	06/25/34	334,508	330,554
JPMorgan Mortgage Trust,
144A, Series 2013-3-A3 (a)	3.479%	07/25/43	405,222	414,128
JPMorgan Re-REMIC,
144A, Series 2009-9-A1	6.000%	09/26/36	433,718	454,778
Master Asset Securitization Trust,
Series 2003-5-1A1	5.500%	06/25/33	10,798	10,930
Master Asset Securitization Trust,
Series 2003-8-1A1	5.500%	09/25/33	58,616	60,333
Master Asset Securitization Trust,
Series 2004-1-3A7	5.250%	01/25/34	396,872	416,397
Mellon Residential Funding Corporation,
Series 2000-TBC2-A1 (a)	0.633%	06/15/30	409,736	389,493
Merrill Lynch Mortgage Investors Trust,
Series 2004-A3-1A (a)	2.895%	05/25/34	476,110	478,063
Merrill Lynch Mortgage Investors Trust,
Series 2005-A1-1A (a)	2.768%	12/25/34	333,511	330,776
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.425%	11/25/35	142,903	140,489
Nationstar Mortgage Loan Trust,
144A, Series 2013-A-A (a)	3.750%	12/25/52	389,205	400,104
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	667,892	694,743
New York Mortgage Trust,
Series 2005-3-A1 (a)	0.395%	02/25/36	569,681	524,369
Opteum Mortgage Acceptance Corporation,
Series 2005-5-2AD2 (a)	5.850%	12/25/35	550,000	566,691
RBS Commercial Funding Trust,
144A, Series 2010-RR3-MSCA (a)	5.908%	06/16/49	382,611	413,916
Residential Asset Securitization Trust,
Series 2003-A4-A3 (a)	0.555%	05/25/33	325,070	322,936
Residential Funding Mortgage Security I,
Inc., Series 2004-S4-2A6	4.500%	04/25/19	298,402	306,152

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 31.9% (Continued)
Residential Funding Mortgage Security I,
Inc., Series 2003-S12-3A1	3.750%	12/25/32	$311,650	$315,615
Securitized Asset Backed Receivables, LLC
Trust, 144A, Series 2004-DO1-A1 (a)	0.715%	07/25/34	504,987	497,603
Sequoia Mortgage Trust,
Series 2004-6-A2 (a)	0.714%	07/20/34	852,522	797,468
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	403,195	399,352
Silverleaf Finance, LLC,
144A, Series 2012-D-A	3.000%	03/17/25	180,229	182,824
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A2 (a)	1.115%	08/25/33	435,427	429,651
Structured Asset Mortgage Investments, Inc.,
Series 2003-AR4-A1 (a)	0.853%	01/19/34	154,267	149,259
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR4-1A1 (a)	0.853%	12/19/34	600,961	596,860
Structured Asset Mortgage Investments II
Trust, Series 2004-AR6-A1A (a)	0.853%	02/19/35	861,232	807,970
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	3.025%	01/26/32	105,050	97,910
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	3.025%	01/26/32	87,242	79,193
Structured Asset Securities Corporation,
Series 2003-9A-2A1 (a)	2.352%	03/25/33	461,015	458,925
Structured Asset Securities Corporation,
Series 2003-29-5A2 (a)	5.250%	09/25/33	398,457	409,321
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-S3-3A1	5.500%	05/25/33	326,382	345,222
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR7-A7 (a)	2.299%	08/25/33	237,246	238,296
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR8-A (a)	2.391%	08/25/33	760,701	781,456
Wa-Mu Mortgage Pass-Through
Certificates, Series 2002-AR2-A (a)	1.912%	02/27/34	103,758	101,625
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1 (a)	2.490%	06/25/33	12,635	12,751
				22,270,790

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.0% (c)
FHLB, Series SK-2015-1	5.140%	08/18/15	$14,786	$15,168

Federal Home Loan Mortgage Corporation - 5.2%
FHLMC, Series 2882-UJ	4.500%	08/15/19	37,606	38,148
FHLMC, Series 2999-ND	4.500%	07/15/20	106,888	113,106
FHLMC, Series 2515-UP	5.500%	10/15/22	194,183	212,926
FHLMC, Series 2574-JN	4.500%	12/15/22	8,716	8,842
FHLMC, Series 2690-TV	4.500%	11/15/25	162,409	172,491
FHLMC, Series 3827-HA	3.500%	11/15/25	202,929	214,120
FHLMC, Series 3817-QA	4.000%	03/15/26	250,552	269,010
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	499,621
FHLMC, Series 2700-PG	4.500%	05/15/32	70,224	72,019
FHLMC, Series 2760-PD	5.000%	12/15/32	26,602	26,761
FHLMC, Series 2797-PG	5.500%	01/15/33	14,623	14,666
FHLMC, Series 2569-LD	5.500%	02/15/33	277,972	310,501
FHLMC, Series 2911-UE	5.000%	06/15/33	19,512	19,562
FHLMC, Series 3793-UA	4.000%	06/15/33	188,261	200,697
FHLMC, Series 2869-BG	5.000%	07/15/33	20,000	20,120
FHLMC, Series 2874-LD	5.000%	08/15/33	60,197	60,957
FHLMC, Series 2785-GD	4.500%	10/15/33	26,852	27,715
FHLMC, Series 3037-ND	5.000%	01/15/34	104,815	105,864
FHLMC, Series 3017-MK	5.000%	12/15/34	31,136	32,784
FHLMC, Series 4011-NP	3.000%	07/15/39	173,922	174,333
FHLMC, Series 3843-JA	4.000%	04/15/40	236,204	251,806
FHLMC, Series 4017-MA	3.000%	03/15/41	200,843	203,748
FHLMC, Series 4077-AP	4.000%	01/15/42	540,251	568,637
				3,618,434
Federal National Mortgage Association - 2.2%
FNMA, Series 2003-89-LC	4.500%	09/25/18	72,082	75,571
FNMA, Series 2003-83-PG	5.000%	06/25/23	49,368	51,997
FNMA, Series 2005-80-BA	5.000%	04/25/29	84,111	92,739
FNMA, Series 2009-96-DB	4.000%	11/25/29	733,232	791,489
FNMA, Series 2004-8-GD	4.500%	10/25/32	40,462	41,382
FNMA, Series 2005-29-QD	5.000%	08/25/33	64,561	64,831
FNMA, Series 2005-1-HE	5.000%	09/25/33	63,750	64,901
FNMA, Series 2005-86-WD	5.000%	03/25/34	59,337	60,286
FNMA, Pool #MA0584	4.500%	10/25/40	137,739	147,584

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 40.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 2.2% (Continued)
FNMA, Series 2011-100QM	4.000%	10/25/50	$110,701	$114,478
				1,505,258
Government National Mortgage Association - 0.8%
GNMA, Series 2011-32-QA	4.500%	02/16/38	41,807	42,865
GNMA, Series 2009-104-KA	4.500%	08/16/39	142,784	152,104
GNMA, Series 2011-159-EA	4.000%	10/20/40	81,083	84,749
GNMA, Series 2011-138-PX	4.000%	06/20/41	247,452	259,539
				539,257
Small Business Administration - 0.4%
SBA, Series 2009-20A-1	5.720%	01/01/29	232,586	263,336

Total Mortgage-Backed Securities (Cost $28,038,341)				$28,212,243

MUNICIPAL BONDS - 1.8%	Coupon	Maturity	Par Value	Value
California Earthquake Authority, Taxable Revenue	2.805%	07/01/19	$265,000	$265,321
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	400,263
Illinois State, General Obligation	5.877%	03/01/19	400,000	444,716
Irvine, California, Unified School District, Special Tax, Revenue	5.395%	09/01/17	155,000	165,759
Total Municipal Bonds (Cost $1,223,109)				$1,276,059

ASSET-BACKED SECURITIES - 3.1%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC,
144A, Series 2014-1-A2	4.277%	09/05/44	$625,000	$627,784
Bear Stearns ALT-A Trust,
Series 2003-6-2A1 (a)	2.566%	01/25/34	808,078	806,121
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.835%	11/25/34	436,631	427,107
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.055%	11/25/34	281,499	271,329
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4	5.840%	02/01/26	57,958	58,784
Total Asset-Backed Securities (Cost $2,197,840)				$2,191,125

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.7%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.9%
AutoNation, Inc.	5.500%	02/01/20	$475,000	$519,676
CDK Global, Inc., 144A	3.300%	10/15/19	250,000	250,419
DIRECTV	4.450%	04/01/24	291,000	306,339
Marriott International, Inc.	3.375%	10/15/20	525,000	545,279
QVC, Inc.	5.125%	07/02/22	350,000	368,643
				1,990,356
Energy - 3.3%
El Paso, LLC	6.500%	09/15/20	143,000	162,931
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	475,000	479,482
Markwest Energy Partners, L.P.	6.500%	08/15/21	470,000	492,325
Sinopec Kantons Holdings, Ltd., 144A	2.750%	04/10/19	400,000	404,155
Tesoro Corporation	4.250%	10/01/17	234,000	242,541
Williams Partners L.P.	4.000%	11/15/21	500,000	516,918
				2,298,352
Financials - 14.1%
Air Lease Corporation	4.250%	09/15/24	570,000	570,713
Ares Capital Corporation	4.875%	11/30/18	525,000	554,146
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	510,000	532,625
Aviation Capital Group Corporation, 144A	6.750%	04/06/21	500,000	570,000
Bank of America Corporation	4.250%	10/22/26	450,000	452,752
Citigroup, Inc.	5.375%	08/09/20	525,000	600,399
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	500,000	501,250
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	525,000	514,526
Fidelity National Information Services, Inc.	3.875%	06/05/24	440,000	450,430
First American Financial Corporation	4.600%	11/15/24	225,000	227,794
Icahn Enterprises Holdings, L.P.	4.875%	03/15/19	525,000	531,563
International Lease Finance Corporation, 144A	7.125%	09/01/18	440,000	499,400
JPMorgan Chase & Company	3.375%	05/01/23	575,000	565,926
Lender Processing Services, Inc.	5.750%	04/15/23	550,000	585,145
Morgan Stanley	5.500%	07/24/20	500,000	568,260
Navient Corporation	5.000%	10/26/20	350,000	348,250
RLI Corporation	4.875%	09/15/23	225,000	236,344
TIAA-CREF Asset Management Finance Company, LLC, 144A	4.125%	11/01/24	460,000	467,148
W. P. Carey, Inc.	4.600%	04/01/24	475,000	498,957
Webster Financial Corporation	4.375%	02/15/24	535,000	552,157
				9,827,785

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 6.6%
AA Aircraft, 144A, Series 2013-1L	3.596%	11/01/17	$428,884	$431,028
Air Canada, 144A, Series 2013-1A	4.125%	05/15/25	438,061	442,441
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	438,141	465,524
Continental Airlines, Inc., Series 1998-1	6.748%	03/15/17	228,925	241,791
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	342,866	376,706
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	351,013	392,679
Continental Resources, Inc.	5.000%	09/15/22	600,000	617,982
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	400,000	392,000
Republic Services, Inc.	5.250%	11/15/21	540,000	617,020
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	300,000	308,250
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	320,230	336,241
				4,621,662
Information Technology - 1.3%
Activision Blizzard, Inc., 144A	6.125%	09/15/23	350,000	380,625
Baidu, Inc.	3.250%	08/06/18	500,000	515,188
				895,813
Materials - 2.3%
Nova Chemicals Corporation, 144A	5.250%	08/01/23	500,000	523,750
Rockwood Specialties Group, Inc.	4.625%	10/15/20	581,000	607,145
Westlake Chemical Corporation	3.600%	07/15/22	500,000	504,443
				1,635,338
Real Estate - 6.5%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	495,000	493,442
American Tower Trust I, 144A	3.070%	03/15/23	500,000	501,019
ARC Properties Operating Partnership, L.P.	2.000%	02/06/17	400,000	383,546
AvalonBay Communities, Inc.	3.500%	11/15/24	530,000	531,583
DCT Industrial Operating Partnership, L.P.	4.500%	10/15/23	500,000	520,149
Essex Portfolio, L.P.	3.875%	05/01/24	450,000	460,868
Healthcare Trust of America	3.700%	04/15/23	500,000	495,234
Sabra Capital Corporation	5.500%	02/01/21	350,000	365,750
Toll Bros. Finance Corporation	6.750%	11/01/19	350,000	393,750
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	403,499
				4,548,840
Telecommunication Services - 3.7%
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	555,000	616,206
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	537,921	555,069
SBA Tower Trust, 144A	3.598%	04/15/18	500,000	504,796
Starz, LLC	5.000%	09/15/19	300,000	309,750

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.7% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 3.7% (Continued)
Verizon Communications, Inc.	4.500%	09/15/20	$520,000	$569,159
				2,554,980

Total Corporate Bonds (Cost $27,920,775)				$28,373,126

MONEY MARKET FUNDS - 2.6%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (d) (Cost $1,841,322)			1,841,322	$1,841,322

Total Investments at Value - 99.2% (Cost $68,385,930)				$69,187,770

Other Assets in Excess of Liabilities - 0.8%				550,686

Net Assets - 100.0%				$69,738,456

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Variable rate security.  The rate shown is the effective interest rate as of November 30, 2014.
(b) Step coupon.
(c) Percentage rounds to less than 0.1%.
(d) The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

MORTGAGE-BACKED SECURITIES - 41.9%	Coupon	Maturity	Par Value	Value
Corporate - 36.8%
ACE Securities Corporation,
Series 2003-NC1-A2A (a)	0.995%	07/25/33	$234,621	$227,188
ACE Securities Corporation,
Series 2005-SD1-M1 (a)	0.905%	11/25/50	223,857	224,029
Adjustable Rate Mortgage Trust,
Series 2005-3-8A2 (a)	0.395%	07/25/35	601,765	583,768
American General Mortgage Loan Trust,
144A, Series 2010-1A-A2 (a)	5.649%	03/25/58	223,974	225,831
American Home Mortgage Investment
Trust, Series 2004-3-5A (a)	2.068%	10/25/34	142,372	142,135
American Home Mortgage Investment
Trust, Series 2005-1-5A1 (a)	2.330%	06/25/45	383,499	378,725
Bank of America Funding Corporation,
Series 2005-E 4A1 (a)	2.686%	03/20/35	475,126	475,129
Bank of America Funding Corporation,
144A, Series 2009-R6-3A1 (a)	2.033%	01/26/37	85,424	85,365
Bank of America Mortgage Securities, Inc.,
Series 2004-1-2A1 (a)	5.500%	02/25/34	414,953	423,103
Bayview Financial Acquisition Trust,
Series 2006-B-1A3 (b)	6.159%	04/28/36	250,000	250,589
BCAP, LLC Trust,
144A, Series 2009-RR2-A1 (a)	2.783%	01/21/38	242,436	243,568
BCRR Trust,
144A, Series 2009-1-2A1 (a)	5.857%	07/17/40	182,656	191,772
Bear Stearns Asset-Backed Securities Trust,
Series 2004-B01-M2 (a)	0.905%	10/25/34	85,000	83,071
Centex Home Equity Loan Trust,
Series 2004-2-A3 (a)	0.635%	07/25/34	1,291,980	1,246,357
Centex Home Equity Loan Trust,
Series 2004-D-AF6 (b)	4.670%	09/25/34	92,923	96,330
CIT Group Home Equity Loan Trust,
Series 2003-1-A4 (b)	3.930%	03/20/32	118,533	121,258
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-12A1 (a)	2.617%	07/25/36	92,045	92,582
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-4A1 (a)	2.706%	04/25/37	213,172	213,894
Citigroup Mortgage Loan Trust, Inc.,
144A, Series 2009-6-11A1 (a)	0.505%	05/25/37	115,669	113,934

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 36.8% (Continued)
Countrywide Asset-Backed Certificates,
Series 2004-6-2A3 (a)	1.355%	11/25/34	$440,366	$438,626
Countrywide Home Loans, Inc.,
Series 2003-15-2A1	5.000%	06/25/18	140,910	143,431
Countrywide Home Loans, Inc.,
Series 2004-J7-3A1	5.000%	09/25/19	505,532	522,784
Countrywide Home Loans, Inc.,
Series 2003-J6-1A1	5.500%	08/25/33	80,582	84,297
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-8R-5A1 (a)	5.514%	05/26/37	204,800	210,929
Credit Suisse Commercial Mortgage Trust,
144A, Series 2009-2R-2A5 (a)	2.054%	06/26/37	96,624	97,018
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	5.383%	02/15/40	245,531	262,551
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5-A4	5.695%	09/15/40	100,000	108,692
Credit Suisse First Boston Mortgage Securitization,
Series 2004-AR8-2A1 (a)	2.457%	09/25/34	843,194	839,636
Credit Suisse First Boston Mortgage Securitization,
Series 2005-6-1A2 (a)	0.425%	07/25/35	108,893	105,238
Credit Suisse First Boston Securities Corporation Mortgage
Trust, 144A, Series 2009-3R-25A1 (a)	2.651%	07/27/36	323,511	330,692
Credit Suisse Mortgage Trust,
144A, Series 2010-16-A4 (a)	3.763%	06/25/50	650,000	666,335
Credit-Based Asset Servicing and Securitization, LLC,
Series 2005-CB5-AV2 (a)	0.415%	08/25/35	44,934	44,839
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3-3A1 (a)	2.565%	09/25/33	571,565	574,855
FRS, LLC,
144A, Series 2013-1A-A1	1.800%	04/15/43	144,788	143,647
Goldman Sachs Mortgage Loan Trust,
Series 2003-13-1A1 (a)	2.588%	10/25/33	166,251	168,666
Goldman Sachs Mortgage Loan Trust,
Series 2004-10F-7A1 (a)	5.500%	09/25/34	232,022	241,493
Goldman Sachs Mortgage Loan Trust,
Series 2005-5F-8A2 (a)	0.655%	06/25/35	397,521	388,920
Goldman Sachs Mortgage Securities Trust,
Series 2005-SEA2-A1 (a)	0.505%	01/25/45	270,233	264,368

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 36.8% (Continued)
GSAA Home Equity Trust,
Series 2004-11-2A1 (a)	0.815%	12/25/34	$218,651	$212,902
Harborview Mortgage Loan Trust,
Series 2004-4-2A (a)	0.713%	06/19/34	178,230	165,652
Home Loan Servicing Solutions Ltd.,
144A, Series 2012-T2-D2	4.940%	10/15/45	200,000	203,280
Home Loan Servicing Solutions Ltd.,
144A, Series 2013-T3-C3	2.388%	05/15/46	150,000	148,800
Impac CMB Trust,
Series 2007-A-A (a)	0.405%	05/25/37	637,029	610,913
Jefferies & Company,
144A, Series 2009-R9-1A1 (a)	2.239%	08/26/46	140,798	142,223
JPMorgan Re-REMIC,
144A, Series 2009-9-A1	6.000%	09/26/36	108,429	113,695
JPMorgan Re-REMIC,
144A, Series 2009-7-8A1 (a)	2.828%	01/27/47	131,955	133,062
MASTR Asset Securitization Trust,
Series 2003-8-2A1	4.500%	09/25/18	385,001	394,308
MASTR Asset Securitization Trust,
Series 2004-8-3A1	5.250%	08/25/19	855,158	883,633
MASTR Specialized Loan Trust,
144A, Series 2005-3-A1 (a)	0.515%	11/25/35	180,946	171,983
Mellon Residential Funding Corporation,
144A, Series 2000-TBC2-A1 (a)	0.633%	06/15/30	245,841	233,696
Merrill Lynch Credit Corporation Mortgage
Investors, Inc., Series 2003-B-A1 (a)	0.835%	04/25/28	235,431	227,791
Morgan Stanley Capital, Inc.,
Series 2004-SD2-A (a)	1.055%	04/25/34	129,829	128,956
Morgan Stanley Capital, Inc.,
Series 2005-HE2-A1MZ (a)	0.675%	01/25/35	344,981	331,671
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR-1A2 (a)	0.425%	11/25/35	143,023	140,607
New Century Home Equity Loan Trust,
Series 2005-A-A4W (a)	5.034%	08/25/35	333,946	347,371
Orange Lake Timeshare Trust,
144A, Series 2012-AA-A (a)	3.450%	03/10/27	117,580	121,612
Park Place Securities, Inc.,
Series 2005-WHQ1-M2 (a)	0.655%	03/25/35	97,495	96,684
Provident Funding Mortgage Loan Trust,
Series 2003-1-A (a)	2.496%	08/25/33	297,702	307,289

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 36.8% (Continued)
RBS Commercial Funding Trust,
144A, Series 2010-RR3-MSCA (a)	5.908%	06/16/49	$286,958	$310,437
RBSSP Resecuritization Trust,
144A, Series 2010-3-4A1 (a)	2.919%	12/26/35	693,226	693,142
RBSSP Resecuritization Trust,
144A, Series 2009-2-2A1	5.500%	05/26/36	264,713	273,833
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12-AI6	4.547%	12/25/34	81,352	82,342
Residential Asset Mortgage Products, Inc.,
Series 2005-SP3-A3 (a)	0.545%	12/25/35	73,362	72,600
Residential Asset Securities Corporation,
Series 2003-KS10-AI6	4.540%	12/25/33	84,639	87,171
Residential Funding Mortgage Security I,
Inc., Series 2003-S12-3A1	3.750%	12/25/32	364,134	368,767
Residential Funding Mortgage Security I,
Inc., Series 2004-S2-A9	5.500%	03/25/34	293,041	300,131
Security National Mortgage Loan Trust,
144A, Series 2006-3A-A1 (a)	0.435%	01/25/37	123,744	122,811
Sequoia Mortgage Trust,
Series 2010-H1-A1 (a)	2.205%	02/25/40	50,793	49,767
Sequoia Mortgage Trust,
Series 2012-4-A2 (a)	2.999%	09/25/42	375,065	371,490
Silverleaf Finance, LLC,
144A, Series 2012-D-A	3.000%	03/17/25	43,255	43,878
Soundview Home Equity Loan Trust,
Series 2003-2-A2 (a)	1.455%	11/25/33	135,570	134,186
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12-3A3 (a)	2.413%	09/25/34	432,521	431,475
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A2 (a)	1.115%	08/25/33	653,141	644,476
Structured Asset Investment Loan Trust,
Series 2003-BC9-3A3 (a)	0.855%	08/25/33	235,856	231,388
Structured Asset Securities Corporation,
Series 2003-29-5A2	5.250%	09/25/33	730,812	750,738
Structured Asset Securities Corporation,
Series 2003-34A-3A4 (a)	2.474%	11/25/33	748,078	735,260
Structured Asset Securities Corporation,
Series 2004-GEL3-A (a)	0.635%	08/25/34	206,628	203,816

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.9% (Continued)	Coupon	Maturity	Par Value	Value
Corporate - 36.8% (Continued)
Truman Capital Mortgage Loan Trust,
144A, Series 2005-1-A (a)	0.585%	03/25/37	$256,829	$250,424
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR7-A7 (a)	2.299%	08/25/33	433,632	435,552
Wa-Mu Mortgage Pass-Through
Certificates, Series 2003-AR8-A (a)	2.391%	08/25/33	280,258	287,905
Wa-Mu Mortgage Pass-Through
Certificates, Series 2002-AR2-A (a)	1.912%	02/27/34	109,906	107,646
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-MS3-2A1	5.250%	03/25/18	351,502	357,500
Wells Fargo Home Equity Trust,
Series 2004-2-AI6 (a)	5.000%	10/25/34	65,738	66,081
Wells Fargo Mortgage Backed Securities,
Series 2005-2-2A1	4.750%	04/25/20	460,973	476,117
Wells Fargo Mortgage Backed Securities,
Series 2003-0-5A1 (a)	2.490%	01/25/34	877,226	871,311
Wells Fargo Mortgage Backed Securities,
Series 2004-K-2A12 (a)	2.615%	07/25/34	130,444	130,422
				25,062,439
Federal Home Loan Mortgage Corporation - 2.9%
FHLMC, Series 3861-A	4.500%	01/15/29	144,917	150,190
FHLMC, Series 3837-JA	4.000%	05/15/38	436,154	458,616
FHLMC, Series 3867-DG	3.000%	05/15/41	588,002	611,226
FHLMC, Series 4312-GA	2.500%	12/15/41	787,100	796,644
				2,016,676
Federal National Mortgage Association - 1.0%
FNMA, Series 2004-9-DH	4.000%	06/25/33	229,730	241,210
FNMA, Series 2011-15-W(a)	3.493%	06/25/39	397,105	416,029
				657,239
Government National Mortgage Association - 0.8%
GNMA, Series 2009-65-GL	4.500%	05/20/38	333,089	353,863
GNMA, Series 2011-159-EA	4.000%	10/20/40	202,707	211,873
				565,736
Small Business Administration - 0.4%
SBA, Series 2002-20K(a)	5.080%	11/01/22	252,502	272,629

Total Mortgage-Backed Securities (Cost $28,481,834)				$28,574,719

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.0%	Coupon	Maturity	Par Value	Value
California Earthquake Authority, Taxable Revenue	1.824%	07/01/17	$425,000	$424,932
Illinois State General Obligation	5.163%	02/01/18	465,000	500,633
Walnut Valley Unified School District General Obligation	2.000%	08/01/18	430,000	430,675
Total Municipal Bonds (Cost $1,358,373)				$1,356,240

ASSET-BACKED SECURITIES - 0.3%	Coupon	Maturity	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	0.835%	11/25/34	$81,868	$80,082
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	1.055%	11/25/34	102,198	98,506
Total Asset-Backed Securities (Cost $180,218)				$178,588

CORPORATE BONDS - 52.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 6.5%
AutoNation, Inc.	6.750%	04/15/18	$557,000	$631,771
Coca Cola FEMSA, S.A.B. de C.V.	2.375%	11/26/18	300,000	302,550
Expedia, Inc.	7.456%	08/15/18	500,000	584,679
Hyatt Hotels Corporation	3.875%	08/15/16	200,000	208,694
IAC/InterActiveCorp	4.875%	11/30/18	400,000	411,000
McGraw-Hill Financial, Inc.	5.900%	11/15/17	500,000	549,363
MGM Resorts International	10.000%	11/01/16	250,000	281,250
Tencent Holdings Ltd., 144A	3.375%	03/05/18	500,000	516,233
Wyndham Worldwide Corporation	2.950%	03/01/17	380,000	390,016
Yum! Brands, Inc.	6.250%	03/15/18	500,000	564,388
				4,439,944
Consumer Staples - 1.1%
Kroger Company (The)	7.000%	05/01/18	250,000	288,494
Kroger Company (The)	6.800%	12/15/18	381,000	447,776
				736,270
Energy - 3.0%
Chesapeake Energy Corporation	6.500%	08/15/17	250,000	267,500
Sinopec Group Overseas Development, 144A	1.750%	04/10/17	450,000	450,784
Ras Laffan Liquefied Natural Gas Company Ltd. III, 144A	5.832%	09/30/16	246,350	258,980
Spectra Energy Capital, LLC	6.200%	04/15/18	515,000	582,346

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.9% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 3.0% (Continued)
Tesoro Corporation	4.250%	10/01/17	$250,000	$259,125
WPX Energy, Inc.	5.250%	01/15/17	200,000	208,000
				2,026,735
Financials - 14.9%
Air Lease Corporation	5.625%	04/01/17	500,000	537,500
American International Group, Inc.	5.450%	05/18/17	530,000	582,064
Ares Capital Corporation	4.875%	11/30/18	500,000	527,758
Aviation Capital Group Corporation, 144A	3.875%	09/27/16	390,000	401,033
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	300,000	312,217
Bank of America Corporation	5.300%	03/15/17	550,000	595,405
CIT Group, Inc.	5.000%	05/15/17	250,000	260,625
Citigroup, Inc.	6.000%	08/15/17	600,000	669,181
Deutsche Bank AG	6.000%	09/01/17	150,000	167,660
Deutsche Bank Trust Corporation	7.500%	11/15/15	300,000	317,563
Fairfax Financial Holdings, Ltd.	7.375%	04/15/18	550,000	626,335
Fidelity National Financial, Inc.	6.600%	05/15/17	563,000	623,937
First Republic Bank	2.375%	06/17/19	300,000	302,834
GATX Financial Corporation	2.375%	07/30/18	190,000	192,220
Icahn Enterprises, L.P.	3.500%	03/15/17	450,000	444,937
International Lease Finance Corporation, 144A	6.750%	09/01/16	300,000	321,750
Macquarie Bank Ltd., 144A	1.650%	03/24/17	425,000	426,898
Metropolitan Life Insurance Company, 144A	1.300%	04/10/17	500,000	500,620
Mitsubishi UFJ Trust & Banking Corporation, 144A	1.600%	10/16/17	600,000	599,582
Morgan Stanley	5.450%	01/09/17	560,000	607,102
Morgan Stanley (a)	1.514%	04/25/18	100,000	102,314
Murray Street Investment Trust I (b)	4.647%	03/09/17	600,000	640,242
TIAA-CREF Asset Management Finance Company, LLC, 144A	2.950%	11/01/19	250,000	251,688
Westpac Banking Corporation, 144A	5.300%	10/15/15	115,000	119,529
				10,130,994
Health Care - 1.4%
Capella Healthcare, Inc.	9.250%	07/01/17	250,000	260,755
Humana, Inc.	7.200%	06/15/18	340,000	398,223
Perrigo Company plc	1.300%	11/08/16	310,000	309,658
				968,636

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 9.8%
AA Aircraft, Series 2013-1L	3.596%	11/01/17	$204,230	$205,252
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	42,017	47,689
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	371,306	394,512
Continental Airlines, Inc., Series 2001-1	7.373%	12/15/15	528,525	555,585
Continental Airlines, Inc., Series 2009-1	9.000%	07/08/16	115,686	127,254
Continental Airlines, Inc., Series 1998-1	6.748%	03/15/17	515,081	544,029
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	114,538	119,405
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	90,061	96,365
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	79,990	90,685
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	72,623	81,244
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	577,941	624,176
DCP Midstream Operating, L.P.	2.500%	12/01/17	454,000	463,696
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	171,706	198,750
Domtar Corporation	10.750%	06/01/17	425,000	506,286
Ford Motor Credit Company, LLC	1.724%	12/06/17	600,000	596,538
General Motors Financial Company, Inc.	3.250%	05/15/18	200,000	203,250
Glencore Funding, LLC, 144A	1.700%	05/27/16	260,000	261,205
Masco Corporation	6.125%	10/03/16	500,000	533,125
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	325,000	333,938
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	191,628	210,791
Weyerhaeuser Company	6.950%	08/01/17	413,000	466,601
				6,660,376
Information Technology - 1.3%
Baidu, Inc.	3.250%	08/06/18	550,000	566,707
KLA-Tencor Corporation	2.375%	11/01/17	300,000	303,145
				869,852
Materials - 1.7%
Ashland, Inc.	3.000%	03/15/16	250,000	251,562
Avnet, Inc.	6.625%	09/15/16	450,000	491,428
Cytec Industries, Inc.	8.950%	07/01/17	310,000	357,316
Packaging Dynamics Corporation, 144A	8.750%	02/01/16	76,000	76,760
				1,177,066
Real Estate - 6.6%
American Tower Corporation	7.000%	10/15/17	625,000	707,651
ARC Properties Operating Partnership, L.P.	2.000%	02/06/17	650,000	623,262
First Industrial, L.P.	5.750%	01/15/16	100,000	104,679
First Industrial, L.P.	5.950%	05/15/17	430,000	468,656
Hospitality Properties Trust	5.625%	03/15/17	525,000	566,980
Liberty Property, L.P.	6.625%	10/01/17	646,000	729,988
National Retail Properties, Inc.	6.875%	10/15/17	293,000	335,023

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.9% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 6.6% (Continued)
Post Apartment Homes, L.P.	4.750%	10/15/17	$180,000	$195,322
PPF Funding, Inc., 144A	5.700%	04/15/17	234,000	250,865
WEA Finance, LLC, 144A	1.750%	09/15/17	500,000	501,455
				4,483,881
Telecommunication Services - 5.2%
CC Holdings GS V, LLC	2.381%	12/15/17	500,000	507,316
Cox Communications, Inc., 144A	6.250%	06/01/18	500,000	569,532
Digicel Ltd., 144A	8.250%	09/01/17	275,000	280,844
GTP Cellular Sites, LLC, 144A	3.721%	03/15/17	484,129	499,563
Qwest Corporation	6.500%	06/01/17	590,000	651,292
SBA Tower Trust, 144A	3.598%	04/15/18	750,000	757,193
WCP Wireless Site Fund, 144A	6.829%	11/15/15	300,000	309,004
				3,574,744
Utilities - 1.4%
AES Corporation (The) (a)	3.233%	06/01/19	325,000	323,375
Otter Tail Corporation	9.000%	12/15/16	543,000	619,974
				943,349

Total Corporate Bonds (Cost $35,979,339)				$36,011,847

MONEY MARKET FUNDS - 2.2%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (c) (Cost $1,521,085)			1,521,085	$1,521,085

Total Investments at Value - 99.3% (Cost $67,520,849)				$67,642,479

Other Assets in Excess of Liabilities - 0.7%				498,056

Net Assets - 100.0%				$68,140,535

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Variable rate security.  The rate shown is the effective interest rate as of November 30, 2014.
(b) Step coupon.
(c) The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2014 (Unaudited)

1.  Securities Valuation

The securities of First Western Fixed Income Fund and First Western Short Duration Bond Fund (the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2014:

First Western Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$4,511,877	$-	$4,511,877
U.S. Government Agency Obligations	-	2,782,018	-	2,782,018
Mortgage-Backed Securities	-	28,212,243	-	28,212,243
Municipal Bonds	-	1,276,059	-	1,276,059
Asset-Backed Securities	-	2,191,125	-	2,191,125
Corporate Bonds	-	28,373,126	-	28,373,126
Money Market Funds	1,841,322	-	-	1,841,322
Total	$1,841,322	$67,346,448	$-	$69,187,770

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration Bond Fund:
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$28,574,719	$-	$28,574,719
Municipal Bonds	-	1,356,240	-	1,356,240
Asset-Backed Securities	-	178,588	-	178,588
Corporate Bonds	-	36,011,847	-	36,011,847
Money Market Funds	1,521,085	-	-	1,521,085
Total	$1,521,085	$66,121,394	$-	$67,642,479

As of November 30, 2014, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2014:

	First Western	First Western
	Fixed Income	Short Duration
	Fund	Bond Fund

Cost of portfolio investments	$68,385,930	$67,520,849

Gross unrealized appreciation	$1,077,196	$395,912
Gross unrealized depreciation	(275,356)	(274,282)

Net unrealized appreciation	$801,840	$121,630

4.  Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of November 30, 2014, First Western Fixed Income Fund and First Western Short Duration Bond Fund have 40.5% and 41.9%, respectively, of the value of their net assets invested in mortgage-backed securities.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	January 8, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 8, 2015

* Print the name and title of each signing officer under his or her signature.